Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value and Notional Amount of Derivatives
The fair value and notional amounts of these derivatives are as follows:

	Fair Value Liability (Asset)		Notional Amounts (tons, in thousands)		Average Price (USD) (per ton)
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022

Cash flow hedges - commodity price risk

Natural gas swaps	$-	$0.2	-	-	$-	-

Steel swaps	-	28.6	-	90.0	$-	1,091.0

	$-	$28.8

Summary of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve for the period as a component of accumulated other comprehensive income is as follows:

As at,	March 31, 2023	March 31, 2022

Opening balance	$24.7	$64.8

(Income) loss arising on changes in fair value of cash flow hedges, net of tax expense of nil and recovery of $7.8 million, respectively	(34.0)	89.5

Loss (income) reclassified to net income	9.3	(129.6)

Income on cash flow hedges	(24.7)	(40.1)

Ending balance - loss	$-	$24.7